Non-current assets - intangibles - Summary of non-current assets - intangibles (Detail) - AUD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ 12,410	$ 13,494	$ 14,579
Patents and intellectual property [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	0	0
Patents and intellectual property [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	2,851	2,851
Patents and intellectual property [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	(2,851)	(2,851)
GDC licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	12,410	13,494	$ 14,579
GDC licensing agreement [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	16,408	16,408
GDC licensing agreement [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ (3,997)	$ (2,914)